Business Combinations	12 Months Ended
Dec. 31, 2024
Business Combinations [Abstract]
Business Combinations
12.
Business Combinations

During the year ended December 31, 2022, the Company completed the acquisition of SafetyPay with the goal of furthering the expansion of alternative payment methods and direct bank integration in the Latin America market, as well as creating additional revenue opportunities for both of our segments. This acquisition was accounted for as a business combination and the operating results have been included in the Company’s consolidated financial statements since the date of the acquisition.

The following table summarizes the purchase price and fair value of the assets and liabilities acquired on acquisition during the year ended December 31, 2022. No purchase price adjustments were recorded during the year ended December 31, 2023.

Cash consideration	$449,790
Total purchase price	$449,790
Cash and cash equivalents	25,068
Trade and other receivables (1)	1,895
Deferred tax assets	12
Property, plant and equipment	371
Intangible assets (2)	223,300
Other assets - non-current	926
Trade and other payables	(20,539)
Deferred tax liability	(65,482)
Net assets acquired	$165,551
Goodwill (3)	$284,239

(1)
Gross contractual amounts receivable are equal to their book value where appropriate.
(2)
Intangible assets are primarily comprised of customer relationships, brands, and computer software.
(3)
Goodwill was primarily attributed to the expected synergies between the acquired businesses and the Company, the value of the employee workforce, new customer acquisitions and intangible assets that do not qualify for separate recognition at the time of acquisition. The goodwill is not deductible for income tax purposes. Purchase price adjustments of $9,608 were recorded during the year ended December 31, 2022 (Note 4).

The aggregate revenues and net loss of the acquired business, including interest, during 2022 of $31,408 and $21,325 respectively, are included in the Consolidated Statements of Comprehensive Income / (Loss) from the date of acquisition.

The unaudited pro forma consolidated revenue and net loss for the Company for the year ended December 31, 2022 was as follows, had these acquisitions occurred on January 1, 2021. These pro forma results are presented for informational purposes only and are not indicative of future operations or results that would have been achieved had the acquisitions been completed as of January 1, 2021.

Year Ended December 31,
2022
Revenue	$1,498,772
Net loss (1)	(1,855,983)

(1)
The pro forma net loss for 2022 was adjusted to exclude the acquisition-related costs and include additional amortization and interest expense that would have been charged assuming the intangible assets and associated debt had been recorded as of January 1, 2021.

The Company incurred acquisition-related costs associated with this acquisition of approximately $13,863, of which $9,319 was recorded in "Restructuring and Other Costs" on the Consolidated Statements of Comprehensive Income / (Loss) for the year ended December 31, 2022. The remaining costs were incurred in the year prior to acquisition.